Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows provided by Operating Activities:
Net income	$ 22,131	$ 38,501
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of deferred charges (Note 6)	12,273	6,475
Amortization of deferred financing costs and bonds discounts	781	47
Changes in fair value of warrants' liability	(6)	(2)
Gain on vessel's sale (Note 6)	0	(19,456)
(Increase) / Decrease in:
Accounts receivable	2,194	1,950
Inventories	(1,550)	(137)
EU allowances	0	(86)
Prepaid expenses and other assets	(549)	589
Right of use asset under operating leases	53	38
Increase / (Decrease) in:
Accounts payable, trade and other	(257)	446
Due to related parties	265	(395)
Accrued liabilities	47	(1,186)
Deferred revenue	5,952	(62)
Other liabilities, non-current	12	163
EU allowances liability	1,365	0
Lease liabilities under operating leases	(53)	(38)
Net Cash provided by Operating Activities	42,658	26,847
Cash Flows (used in) / provided by Investing Activities:
Advances for vessels under construction and other vessel costs (Note 5)	(34,311)	(33,639)
Vessel acquisitions and other vessels' costs (Note 6)	(36,116)	0
Proceeds from sale of vessels, net of expenses (Note 6)	0	36,948
Property and equipment additions	(294)	(6)
Net Cash (used in) / provided by Investing Activities	(70,721)	3,303
Cash Flows provided by / (used in) Financing Activities:
Proceeds from long-term debt (Note 7)	45,000	0
Proceeds from bonds, including premiums (Note 7)	51,500	0
Repayments of long-term debt (Note 7)	(7,566)	(3,766)
Redemption of Series B preferred shares (Note 9)	(1,271)	0
Payments of financing costs (Note 7)	(2,013)	0
Cash dividends (Note 10)	(915)	(915)
Net Cash provided by / (used in) Financing Activities	84,735	(4,681)
Net increase in cash, cash equivalents and restricted cash	56,672	25,469
Cash, cash equivalents and restricted cash at beginning of the year	49,261	71,314
Cash, cash equivalents and restricted cash at end of the period	105,933	96,783
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the period	104,933	95,783
Restricted cash at the end of the period	1,000	1,000
Cash, cash equivalents and restricted cash at end of the period	105,933	96,783
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash financing activities (Note 9)	2,436	0
Non-cash investing activities	0	(194)
Interest payments, net of capitalized amounts	$ 9,298	$ 1,339